Operating Right-of-Use Lease Liability (Details Narrative) - USD ($)		12 Months Ended
	Jan. 02, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019
Operating right-of-use asset		$ 87,653
Capitol City Solutions USA, Inc [Member]
Operating right-of-use asset		87,653
Operating lease liability		87,653
Rental expense		27,288
VISSIA Waterway, Inc [Member]
Operating right-of-use asset	$ 186,162	0
Operating lease liability		182,829
Rental expense		57,256
VISSIA McKinney, LLC [Member]
Operating right-of-use asset	179,495	0
Operating lease liability		195,980
Rental expense		$ 55,863
Accounting Standards Update 2016-02 [Member] | Capitol City Solutions USA, Inc [Member]
Operating right-of-use asset	113,794
Operating lease liability	$ 113,794
Lease term	61 months
Lease expiry date, description	Expires in January 2025
Accounting Standards Update 2016-02 [Member] | VISSIA Waterway, Inc [Member]
Operating right-of-use asset	$ 234,485
Operating lease liability	$ 234,485
Lease term	60 months
Lease expiry date, description	Expires in December 2024.
Accounting Standards Update 2016-02 [Member] | VISSIA McKinney, LLC [Member]
Operating right-of-use asset				$ 287,206
Operating lease liability				$ 294,774
Lease term				84 months